Asset Impairment, Restructuring and Other Special Charges - Activity in reserves(Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
activity in our reserves
Balance at beginning of period	$ 78.0	$ 38.1	$ 38.1	$ 13.9	$ 2.8
Charges	8.4	86.4	193.8	55.3	65.0
Reserve adjustments	(5.9)		(2.5)	(3.8)	(3.1)
Cash paid	(33.5)	(69.4)	(151.4)	(27.3)	(50.8)
Balance at end of period	47.0	55.1	78.0	38.1	13.9
Facility exit costs
activity in our reserves
Balance at beginning of period	34.9	11.5	11.5	3.8
Charges	11.2	24.3	31.8	13.2	5.5
Reserve adjustments	(5.9)		1.4	(0.6)	(1.7)
Cash paid	(10.9)	(7.6)	(9.8)	(4.9)
Balance at end of period	29.3	28.2	34.9	11.5	3.8
Severance and other
activity in our reserves
Balance at beginning of period	$ 43.1	$ 26.6	26.6	10.1	2.8
Charges			162.0	42.1	59.5
Reserve adjustments			(3.9)	(3.2)	(1.4)
Cash paid			(141.6)	(22.4)	(50.8)
Balance at end of period			$ 43.1	$ 26.6	$ 10.1